Investments In Associates And Joint Venture - Summary of Financial Information for Joint Ventures (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of financial information of joint ventures [Line Items]
Cash and cash equivalents	S/ 626,180	S/ 606,950	S/ 554,002	S/ 818,402
Total current assets	3,891,946	4,328,660
Total current liabilities	(1,056,764)	(1,961,043)
Total non-currentassets	4,775,724	4,717,976	3,699,629
Total non-currentliabilities	(2,529,407)	(2,019,933)
Revenue	6,080,142	6,190,317	7,582,912
Profit (loss) from continuing operations	328,713	(582,865)	142,346
Income tax expense	(123,037)	119,272	(95,899)
Post-tax profit (loss) from continuing operations	205,676	(463,593)	46,447
Other comprehensive Income	(8,280)	(20,599)	(48,044)
Total comprehensive income	S/ 200,958	(472,197)	S/ 7,545
Tecgas N.V. [member]
Disclosure of financial information of joint ventures [Line Items]
Cash and cash equivalents		67
Other current assets		92,843
Total current assets		92,910
Other current liabilities		(87,780)
Total current liabilities		(87,780)
Total non-currentassets		33,336
Total non-currentliabilities		(7,367)
Net assets		31,099
Revenue		457,554
Depreciation and amortization		(2,266)
Interest income		215
Interest expense		0
Profit (loss) from continuing operations		(3,209)
Income tax expense		(4,078)
Post-tax profit (loss) from continuing operations		(7,287)
Other comprehensive Income		0
Total comprehensive income		S/ 7,287